Income (Loss) Before Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Cayman Islands operations			$ 0.5	$ (0.7)	$ (0.1)
Foreign operations			(19.4)	5.1	(47.5)
Income (loss) before income taxes	$ (18.1)	$ (10.7)	$ (18.9)	$ 4.4	$ (47.6)